[MassMutual Financial Group letterhead appears here.]

May 3, 2011

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F Street, NE

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company and its Massachusetts Mutual Variable Life

Separate Account I

Post-Effective Amendment No. 16 to Registration Statement on Form N-6

Prospectus Title: Strategic Group Variable Universal Life®

File Nos. 333-22557, 811-08075

Class Identifier: C000027261

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company and its separate account, Massachusetts Mutual Variable Life Separate Account I, I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•

the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 16 (the “Most Recent Amendment”) to the above-referenced Registration Statement which was filed on April 27, 2011 and became effective on May 1, 2011; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Angela N. Brown

Angela N. Brown
Assistant Vice President and Counsel
Massachusetts Mutual Life Insurance Company

MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company and its affiliated companies and sales representatives.

•        Springfield, MA 01111-0001        •        (413) 788-8411